Eaton Vance

Massachusetts Municipal Income Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 89.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.4%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$4,648,744

		$4,648,744

Education — 21.8%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,746,225
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/29	1,000	1,191,270
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,305,400
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	3,000	3,521,310
Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	400	517,568
Massachusetts Development Finance Agency, (Boston University), (LOC: TD Bank, N.A.), 0.10%, 10/1/42(1)	1,500	1,500,000
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,782,097
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,896,185
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,139,332
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,108,591
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,197,650
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,928,185
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/31	620	743,293
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/32	770	914,375
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/38	340	392,642
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,721,270
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,424,460
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,662,159
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,385,400
Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 0.10%, 8/15/34(1)	1,600	1,600,000

		$41,677,412

Escrowed/Prerefunded — 2.3%
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/44	$1,100	$1,252,372
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	1,900	1,965,664
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,094,454

		$4,312,490

Security	Principal Amount (000’s omitted)	Value
General Obligations — 26.4%
Belmont, 4.00%, 2/15/29	$1,195	$1,477,211
Belmont, 4.00%, 2/15/30	1,245	1,526,084
Belmont, 4.00%, 2/15/31	1,045	1,273,939
Belmont, 4.00%, 3/15/31	2,910	3,552,644
Boston, 4.00%, 3/1/31	3,000	3,310,530
Danvers, 4.00%, 8/15/30	600	740,316
Danvers, 4.00%, 8/15/33	540	648,718
Danvers, 5.25%, 7/1/36	2,800	2,923,508
Franklin, 4.00%, 5/15/30	200	244,546
Franklin, 4.00%, 5/15/32	455	547,656
Franklin, 4.00%, 5/15/33	455	544,489
Franklin, 5.00%, 5/15/29	210	275,919
Harvard, 4.00%, 8/15/30	1,025	1,264,707
Harvard, 4.00%, 8/15/31	1,270	1,549,971
Lexington, 4.00%, 2/1/29	1,855	2,291,370
Lincoln, 4.00%, 3/1/30	2,120	2,595,516
Lincoln, 4.00%, 3/1/31	2,205	2,672,085
Manchester Essex Regional School District, 4.00%, 2/1/41	1,075	1,234,036
Manchester Essex Regional School District, 4.00%, 2/1/42	975	1,113,031
Massachusetts, 5.00%, 3/1/31	3,000	3,451,800
Medford, 5.00%, 7/15/29	735	969,663
Plymouth, 5.00%, 5/1/26	710	737,839
Plymouth, 5.00%, 5/1/28	1,160	1,203,999
Plymouth, 5.00%, 5/1/31	1,090	1,129,295
Plymouth, 5.00%, 5/1/32	1,000	1,035,790
Shrewsbury, 4.00%, 7/15/33	2,370	2,843,147
Swampscott, 5.00%, 1/15/26	355	443,857
Wayland, 5.00%, 2/1/33	1,790	1,833,980
Wayland, 5.00%, 2/1/36	2,680	2,743,141
Weston, 4.00%, 1/15/31	1,275	1,575,619
Weston, 4.00%, 1/15/32	1,495	1,828,310
Winchester, 5.00%, 4/15/36	775	799,637

		$50,382,353

Hospital — 9.7%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,144,836
Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/33	625	770,206
Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/38	600	726,552
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,194,320
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,108,824
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,991,868
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,258,660
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,924,992
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,135,179
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	56,860

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/21	$800	$830,448
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,650,478
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	751,958

		$18,545,181

Housing — 1.6%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.68%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$2,965	$2,965,000

		$2,965,000

Industrial Development Revenue — 0.8%
National Finance Authority, (Covanta), 4.625%, 11/1/42(3)	$670	$674,750
National Finance Authority, (Covanta), (AMT), 4.875%, 11/1/42(3)	740	750,390

		$1,425,140

Insured-Education — 4.1%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$7,857,650

		$7,857,650

Insured-Special Tax Revenue — 4.5%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,077,451
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,516,519

		$8,593,970

Insured-Transportation — 4.1%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$8,000	$7,881,840

		$7,881,840

Senior Living/Life Care — 0.7%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 4.00%, 12/1/42	$490	$495,229
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.00%, 12/1/42	525	575,195
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	205	198,768
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	135	126,688

		$1,395,880

Special Tax Revenue — 2.2%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/26	$2,000	$2,507,040
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,773,820

		$4,280,860

Student Loan — 2.7%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	$5,000	$5,161,950

		$5,161,950

Transportation — 5.4%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,334,140
Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	1,555	1,946,642
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,505,710
Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	3,000	3,420,930

		$10,207,422

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.4%
Springfield Water and Sewer Commission, 4.00%, 4/15/30	$225	$278,914
Springfield Water and Sewer Commission, 4.00%, 4/15/33	335	400,660

		$679,574

Total Tax-Exempt Investments — 89.1% (identified cost $155,634,268)		$170,015,466

Taxable Municipal Securities — 5.9%

Security	Principal Amount (000’s omitted)	Value
Education — 3.2%
Massachusetts Development Finance Agency, (Berklee College of Music), 2.582%, 10/1/35	$1,000	$969,000
Massachusetts School Building Authority, 3.395%, 10/15/40	2,000	2,043,140
University of Massachusetts Building Authority, 2.917%, 11/1/33	2,850	3,049,899

		$6,062,039

General Obligations — 2.1%
Massachusetts, 2.514%, 7/1/41(5)	$4,000	$4,022,000

		$4,022,000

Insured-Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,113,140

		$1,113,140

Total Taxable Municipal Securities — 5.9% (identified cost $10,879,287)		$11,197,179

Total Investments — 95.0% (identified cost $166,513,555)		$181,212,645

Other Assets, Less Liabilities — 5.0%		$9,607,354

Net Assets — 100.0%		$190,819,999

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 14.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.9% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2020.

(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $1,750,596 or 0.9% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$170,015,466	$—	$170,015,466
Taxable Municipal Securities	—	11,197,179	—	11,197,179
Total Investments	$—	$181,212,645	$—	$181,212,645

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.